Note 8 - Estimated Aggregate Amortization Expense of Intangible Assets (Details) ¥ in Thousands	Mar. 31, 2016 JPY (¥)
2017	¥ 380,496
2018	365,460
2019	355,410
2020	346,223
2021	¥ 336,787